Supplemental Oil and Gas Information (Unaudited) - Changes in Standardized Measure of Discounted Future Net Cash Flows (Detail) $ in Thousands	12 Months Ended
	Jun. 30, 2016 USD ($) MBbls	Jun. 30, 2015 USD ($)	Jun. 30, 2014 MBbls
Increase (Decrease) in Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Reserves [Roll Forward]
Adjustment due to suspension of the Company's workover program | MBbls	(643)
Oil (in Mbbls)
Increase (Decrease) in Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Reserves [Roll Forward]
Adjustment due to suspension of the Company's workover program | MBbls			(643)
United States
Increase (Decrease) in Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Reserves [Roll Forward]
Fiscal year beginning balance	$ 17,017	$ 87,043
Net change in prices and production costs	(10,953)	(71,406)
Revisions of previous quantity estimates	(5,757)	(54,415)
Divestiture of reserves	0	0
Changes in estimated future development costs	4,014	9,071
Sales and transfers of oil and gas produced	(3,208)	(440)
Previously estimated development cost incurred during the period	338	7,749
Accretion of discount	1,511	8,853
Net change in income taxes	0	32,188
Net change in timing and other	(375)	(1,626)
Fiscal year ending balance	$ 2,587	$ 17,017